SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 16. SUBSEQUENT EVENTS

On October 1, 2023, the Company through its wholly owned subsidiary, Healthy Choice Markets V, LLC, entered into an Asset Purchase Agreement (the “Purchase Agreement”) with ET Holding, Inc., d/b/a Ellwood Thompson’s Local Market, a Virginia corporation (“ET Holding”), Ellwood Thompson’s Natural Market, L.C., a Virginia limited liability company (“ET Tenant” and together with ET Holding, “Seller”), and Richard T. Hood, an individual resident of the Commonwealth of Virginia (“Shareholder”). The Company acquired certain assets and assumed certain liabilities of an organic and natural health food and vitamin store located in Richmond, Virginia (the “Store”).

The purchase price under the Purchase Agreement is approximately $1,500,000, of which $750,000 is in the form of a promissory note. The Company will assume all lease obligations for the Store. The transaction was entered on September 28, 2023 with effective date of October 1, 2023. The Company has engaged a professional valuation firm to perform the valuation of the assets acquired and liabilities assumed. The purchase price accounting has not been finalized.

On August 24, 20023, the Company executed the Third Amendment with the landlord of the Briarcliff store and extended the lease term to September 30, 2026.

On October 2, 2023, the Company signed addendum with the current landlord to renew the lease on its headquarter office for an additional twelve-month period starting from November 1, 2023.

Note 18. SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2022, and through April 7, 2023, the date of this report being issued and has determined that it does not have any material subsequent event.